Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 359,344	$ 324,367	$ 310,845
Amortization expense	1,803,853	$ 1,692,352	$ 1,140,727
Book value amount	$ 4,184,190